Summary of Significant Accounting Policies (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities measured at fair value on recurring basis [Line Items]
Derivative Liability	$ 25,261,322	$ 8,919,202	$ 8,919,202
Total Liabilities measured at fair value	25,261,322
Fair Value, Inputs, Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities measured at fair value on recurring basis [Line Items]
Derivative Liability
Total Liabilities measured at fair value
Fair Value, Inputs, Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities measured at fair value on recurring basis [Line Items]
Derivative Liability
Total Liabilities measured at fair value
Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities measured at fair value on recurring basis [Line Items]
Derivative Liability	25,261,322	$ 8,919,202	$ 14,032,942
Total Liabilities measured at fair value	$ 25,261,322